Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Significant Industry Concentrations Related to Credit Exposure
Significant industry concentrations related to credit exposure at Dec. 31, 2016 are disclosed in the financial institutions portfolio exposure table and the commercial portfolio exposure table below.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2016
	Loans	Unfunded commitments	Total exposure
Securities industry	$3.8	$19.2	$23.0
Banks	7.9	2.0	9.9
Asset managers	1.5	6.2	7.7
Insurance	0.1	3.8	3.9
Government	0.1	0.9	1.0
Other	1.3	1.6	2.9
Total	$14.7	$33.7	$48.4

Commercial portfolio exposure (in billions)	Dec. 31, 2016
	Loans	Unfunded commitments	Total exposure
Manufacturing	$1.1	$6.7	$7.8
Energy and utilities	0.6	4.7	5.3
Services and other	0.6	4.3	4.9
Media and telecom	0.3	1.8	2.1
Total	$2.6	$17.5	$20.1

Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks	Dec. 31, 2016	Dec. 31, 2015
(in millions)
Lending commitments	$51,270	$54,505
Standby letters of credit (a)	4,185	4,915
Commercial letters of credit	339	303
Securities lending indemnifications (b)	317,690	294,108

(a)	Net of participations totaling $662 million at Dec. 31, 2016 and $809 million at Dec. 31, 2015.

(b)	Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $61 billion at Dec. 31, 2016 and $54 billion at Dec. 31, 2015.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31, 2016	Dec. 31, 2015

Investment grade	89%	86%
Non-investment grade	11%	14%